Financial instruments - Impact of Change in Fair Value of Natural Gas Derivative Contracts (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	$ 439,326	$ 217,445
Regulatory liabilities, natural gas derivative contracts	577,965	136,094
Swap
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	0	0
Regulatory liabilities, natural gas derivative contracts	287	175
Options
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	0	27
Regulatory liabilities, natural gas derivative contracts	138	92
Forward contracts
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	6,319	0
Regulatory liabilities, natural gas derivative contracts	$ 20,909	$ 0